Party in Interest Transactions (Details) - EBP 002 - CSC Common Stock - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held (in shares)	7,737,868	8,394,254
Dividend income earned	$ 8,639,557